Insurance Contracts - Insurance Contracts Issued and Reinsurance Contracts Held By Remaining Coverage and Incurred Claims (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, beginning balance	$ 75	$ 162
Insurance contract liabilities, beginning balance	154,433	175,491
Insurance service expenses:
Increase (decrease) through incurred claims and other incurred insurance service expenses, insurance contracts liability (asset)	(16,853)	(15,123)
Amortization of insurance acquisition cash flows	(202)	(56)
Changes related to past service (changes in FCF related to liability for incurred claims)	(95)	(17)
Total insurance service expenses	3,176	2,946
Total changes recognized in income and OCI	1,592	(2,516)
Cash flows:
Insurance acquisition cash flows	(2,034)	(1,497)
Investment component excluded from insurance revenue and insurance service expense:
Total investment component excluded from insurance revenue and insurance service expense	615	330
Insurance contract assets, ending balance	184	75
Insurance contract liabilities, ending balance	154,710	154,433
Insurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, beginning balance	75	162
Insurance contract liabilities, beginning balance	131,294	149,412
Net balances, beginning of year	131,219	149,250
Insurance revenue:
Insurance revenue	(21,356)	(18,902)
Insurance service expenses:
Increase (decrease) through incurred claims and other incurred insurance service expenses, insurance contracts liability (asset)	16,853	15,123
Amortization of insurance acquisition cash flows	202	56
Changes related to future service (losses on onerous groups and reversals of such losses)	126	153
Changes related to past service (changes in FCF related to liability for incurred claims)	95	17
Total insurance service expenses	17,276	15,349
Insurance service result	(4,080)	(3,553)
Insurance finance (income) expenses	9,675	(22,595)
Total changes recognized in income	5,595	(26,148)
Foreign currency translation	(1,194)	3,330
Total changes recognized in income and OCI	4,401	(22,818)
Cash flows:
Premiums received	31,876	27,655
Amounts paid to policyholders and other insurance service expenses paid	(25,956)	(21,555)
Insurance acquisition cash flows	(2,061)	(1,552)
Fees received from segregated funds	422	451
Other	393	(557)
Total cash flows	4,674	4,442
Investment component excluded from insurance revenue and insurance service expense:
Expected/incurred claims	2,484	507
Experience adjustment	(2,484)	(507)
Total investment component excluded from insurance revenue and insurance service expense	0	0
Dispositions (Note 3)	(4,809)
Acquisitions (Note 3)		345
Insurance contract assets, ending balance	184	75
Insurance contract liabilities, ending balance	135,669	131,294
Net balances, end of year	135,485	131,219
Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, beginning balance	6,115	6,612
Insurance contract liabilities, beginning balance	1,603	1,994
Net balances, beginning of year	4,512	4,618
Insurance service expenses:
Reinsurance contract held net income (expense) excluding changes in risk of non-performance by the reinsurer	(69)	(153)
Changes in the risk of non-performance by the reinsurer	0	0
Reinsurance contract held net income (expense)	(69)	(153)
Insurance finance (income) expenses	59	(440)
Total changes recognized in income	(10)	(593)
Foreign currency translation	(171)	375
Total changes recognized in income and OCI	(181)	(218)
Cash flows:
Premiums paid	2,268	2,489
Amounts recovered from reinsurers	(2,111)	(2,455)
Other	(197)	78
Total cash flows	(40)	112
Investment component excluded from insurance revenue and insurance service expense:
Expected/incurred claims	172	116
Experience adjustment	(172)	(116)
Total investment component excluded from insurance revenue and insurance service expense	0	0
Dispositions (Note 3)	(120)
Insurance contract assets, ending balance	5,794	6,115
Insurance contract liabilities, ending balance	1,623	1,603
Net balances, end of year	4,171	4,512
non-PAA
Insurance service expenses:
Amortization of insurance acquisition cash flows	202	57
non-PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, beginning balance	75	162
Insurance contract liabilities, beginning balance	114,371	132,017
Net balances, beginning of year	114,296	131,855
Insurance service expenses:
Changes related to past service (changes in FCF related to liability for incurred claims)	(51)	(27)
Insurance service result	(1,243)	(943)
Insurance finance (income) expenses	8,648	(21,181)
Total changes recognized in income	7,405	(22,124)
Foreign currency translation	(1,058)	3,093
Total changes recognized in income and OCI	6,347	(19,031)
Cash flows:
Premiums received	14,798	12,610
Amounts paid to policyholders and other insurance service expenses paid	(11,809)	(9,499)
Insurance acquisition cash flows	(2,034)	(1,572)
Fees received from segregated funds	422	451
Other	393	(518)
Total cash flows	1,770	1,472
Investment component excluded from insurance revenue and insurance service expense:
Dispositions (Note 3)	(4,238)	0
Insurance contract assets, ending balance	184	75
Insurance contract liabilities, ending balance	118,405	114,371
Net balances, end of year	118,221	114,296
non-PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, beginning balance	5,674	6,175
Insurance contract liabilities, beginning balance	1,562	1,994
Net balances, beginning of year	(4,112)	(4,181)
Insurance service expenses:
Changes related to past service (changes in FCF related to liability for incurred claims)	(47)	245
Insurance service result	(14)	20
Insurance finance (income) expenses	45	(418)
Total changes recognized in income	31	(398)
Foreign currency translation	(97)	406
Total changes recognized in income and OCI	(66)	8
Cash flows:
Premiums paid	1,525	1,562
Amounts recovered from reinsurers	(1,434)	(1,711)
Other	(279)	72
Total cash flows	(188)	(77)
Investment component excluded from insurance revenue and insurance service expense:
Dispositions (Note 3)	(33)	0
Insurance contract assets, ending balance	5,453	5,674
Insurance contract liabilities, ending balance	1,623	1,562
Net balances, end of year	(3,830)	(4,112)
PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net balances, beginning of year	16,923	17,395
Investment component excluded from insurance revenue and insurance service expense:
Net balances, end of year	17,264	16,923
PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net balances, beginning of year	400	437
Investment component excluded from insurance revenue and insurance service expense:
Net balances, end of year	341	400
Estimates of PV of future cash flows
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, beginning balance	5,193
Insurance contract liabilities, beginning balance	498,264
Investment component excluded from insurance revenue and insurance service expense:
Insurance contract assets, ending balance	4,840	5,193
Insurance contract liabilities, ending balance	583,616	498,264
Estimates of PV of future cash flows | non-PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, beginning balance	195	426
Insurance contract liabilities, beginning balance	96,623	113,634
Net balances, beginning of year	96,428	113,208
Insurance service expenses:
Changes related to past service (changes in FCF related to liability for incurred claims)	(39)	(25)
Insurance service result	(2,750)	(1,849)
Insurance finance (income) expenses	8,131	(19,140)
Total changes recognized in income	5,381	(20,989)
Foreign currency translation	(898)	2,737
Total changes recognized in income and OCI	4,483	(18,252)
Cash flows:
Premiums received	14,798	12,610
Amounts paid to policyholders and other insurance service expenses paid	(11,809)	(9,499)
Insurance acquisition cash flows	(2,034)	(1,572)
Fees received from segregated funds	422	451
Other	393	(518)
Total cash flows	1,770	1,472
Investment component excluded from insurance revenue and insurance service expense:
Dispositions (Note 3)	(3,885)	0
Insurance contract assets, ending balance	578	195
Insurance contract liabilities, ending balance	99,420	96,623
Net balances, end of year	98,842	96,428
Estimates of PV of future cash flows | non-PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, beginning balance	4,061	4,412
Insurance contract liabilities, beginning balance	2,275	3,037
Net balances, beginning of year	(1,786)	(1,375)
Insurance service expenses:
Changes related to past service (changes in FCF related to liability for incurred claims)	(38)	249
Insurance service result	116	(100)
Insurance finance (income) expenses	(120)	229
Total changes recognized in income	(4)	129
Foreign currency translation	(81)	359
Total changes recognized in income and OCI	(85)	488
Cash flows:
Premiums paid	1,525	1,562
Amounts recovered from reinsurers	(1,434)	(1,711)
Other	(279)	72
Total cash flows	(188)	(77)
Investment component excluded from insurance revenue and insurance service expense:
Dispositions (Note 3)	(25)	0
Insurance contract assets, ending balance	3,848	4,061
Insurance contract liabilities, ending balance	2,355	2,275
Net balances, end of year	(1,493)	(1,786)
Risk adjustment | non-PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, beginning balance	(51)	(163)
Insurance contract liabilities, beginning balance	6,847	8,580
Net balances, beginning of year	6,898	8,743
Insurance service expenses:
Changes related to past service (changes in FCF related to liability for incurred claims)	(12)	(2)
Insurance service result	257	(250)
Insurance finance (income) expenses	525	(1,694)
Total changes recognized in income	782	(1,944)
Foreign currency translation	(54)	99
Total changes recognized in income and OCI	728	(1,845)
Investment component excluded from insurance revenue and insurance service expense:
Dispositions (Note 3)	(92)	0
Insurance contract assets, ending balance	(146)	(51)
Insurance contract liabilities, ending balance	7,388	6,847
Net balances, end of year	7,534	6,898
Risk adjustment | non-PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, beginning balance	1,450	1,606
Insurance contract liabilities, beginning balance	(771)	(1,093)
Net balances, beginning of year	(2,221)	(2,699)
Insurance service expenses:
Changes related to past service (changes in FCF related to liability for incurred claims)	(9)	(4)
Insurance service result	(84)	132
Insurance finance (income) expenses	164	(648)
Total changes recognized in income	80	(516)
Foreign currency translation	(14)	38
Total changes recognized in income and OCI	66	(478)
Investment component excluded from insurance revenue and insurance service expense:
Dispositions (Note 3)	(9)	0
Insurance contract assets, ending balance	1,431	1,450
Insurance contract liabilities, ending balance	(847)	(771)
Net balances, end of year	(2,278)	(2,221)
Excluding loss component | Insurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, beginning balance	118	242
Insurance contract liabilities, beginning balance	113,237	131,474
Net balances, beginning of year	113,119	131,232
Insurance revenue:
Insurance revenue	(21,356)	(18,902)
Insurance service expenses:
Amortization of insurance acquisition cash flows	202	56
Total insurance service expenses	202	56
Insurance service result	(21,154)	(18,846)
Insurance finance (income) expenses	8,652	(21,257)
Total changes recognized in income	(12,502)	(40,103)
Foreign currency translation	(1,071)	2,636
Total changes recognized in income and OCI	(13,573)	(37,467)
Cash flows:
Premiums received	31,876	27,655
Amounts paid to policyholders and other insurance service expenses paid	0	0
Insurance acquisition cash flows	(2,061)	(1,552)
Fees received from segregated funds	422	451
Other	794	139
Total cash flows	31,031	26,693
Investment component excluded from insurance revenue and insurance service expense:
Expected/incurred claims	(6,959)	(6,837)
Experience adjustment	(2,484)	(507)
Total investment component excluded from insurance revenue and insurance service expense	(9,443)	(7,344)
Dispositions (Note 3)	(1,178)
Acquisitions (Note 3)		5
Insurance contract assets, ending balance	(2,516)	118
Insurance contract liabilities, ending balance	117,440	113,237
Net balances, end of year	119,956	113,119
Excluding loss component | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, beginning balance	4,894	5,600
Insurance contract liabilities, beginning balance	1,501	1,957
Net balances, beginning of year	3,393	3,643
Insurance service expenses:
Reinsurance contract held net income (expense) excluding changes in risk of non-performance by the reinsurer	(1,994)	(2,279)
Changes in the risk of non-performance by the reinsurer	24	38
Reinsurance contract held net income (expense)	(1,970)	(2,241)
Insurance finance (income) expenses	23	(430)
Total changes recognized in income	(1,947)	(2,671)
Foreign currency translation	(67)	227
Total changes recognized in income and OCI	(2,014)	(2,444)
Cash flows:
Premiums paid	2,268	2,489
Other	(165)	(217)
Total cash flows	2,103	2,272
Investment component excluded from insurance revenue and insurance service expense:
Expected/incurred claims	103	38
Experience adjustment	(172)	(116)
Total investment component excluded from insurance revenue and insurance service expense	(69)	(78)
Dispositions (Note 3)	7
Insurance contract assets, ending balance	5,019	4,894
Insurance contract liabilities, ending balance	1,599	1,501
Net balances, end of year	3,420	3,393
Loss component | Insurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, beginning balance	(19)	0
Insurance contract liabilities, beginning balance	185	47
Net balances, beginning of year	204	47
Insurance service expenses:
Increase (decrease) through incurred claims and other incurred insurance service expenses, insurance contracts liability (asset)	23	(3)
Changes related to future service (losses on onerous groups and reversals of such losses)	126	153
Total insurance service expenses	149	150
Insurance service result	149	150
Insurance finance (income) expenses	7	4
Total changes recognized in income	156	154
Foreign currency translation	(2)	3
Total changes recognized in income and OCI	154	157
Investment component excluded from insurance revenue and insurance service expense:
Insurance contract assets, ending balance	0	(19)
Insurance contract liabilities, ending balance	358	185
Net balances, end of year	358	204
Loss component | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, beginning balance	18	0
Insurance contract liabilities, beginning balance	0	0
Net balances, beginning of year	18	0
Insurance service expenses:
Reinsurance contract held net income (expense) excluding changes in risk of non-performance by the reinsurer	38	18
Changes in the risk of non-performance by the reinsurer	0	0
Reinsurance contract held net income (expense)	38	18
Insurance finance (income) expenses	2	0
Total changes recognized in income	40	18
Foreign currency translation	0	0
Total changes recognized in income and OCI	40	18
Investment component excluded from insurance revenue and insurance service expense:
Expected/incurred claims	0	0
Experience adjustment	0	0
Total investment component excluded from insurance revenue and insurance service expense	0	0
Dispositions (Note 3)	0
Insurance contract assets, ending balance	56	18
Insurance contract liabilities, ending balance	(2)	0
Net balances, end of year	58	18
Liability for incurred claims | non-PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, beginning balance	(24)	(80)
Insurance contract liabilities, beginning balance	1,803	1,342
Net balances, beginning of year	1,827	1,422
Insurance service expenses:
Increase (decrease) through incurred claims and other incurred insurance service expenses, insurance contracts liability (asset)	4,919	4,925
Changes related to past service (changes in FCF related to liability for incurred claims)	(51)	(29)
Total insurance service expenses	4,868	4,896
Insurance service result	4,868	4,896
Insurance finance (income) expenses	(31)	86
Total changes recognized in income	4,837	4,982
Foreign currency translation	43	198
Total changes recognized in income and OCI	4,880	5,180
Cash flows:
Amounts paid to policyholders and other insurance service expenses paid	(11,878)	(9,419)
Insurance acquisition cash flows	0	0
Fees received from segregated funds	0	0
Other	(428)	(638)
Total cash flows	(12,306)	(10,057)
Investment component excluded from insurance revenue and insurance service expense:
Expected/incurred claims	7,164	5,282
Experience adjustment	0	0
Total investment component excluded from insurance revenue and insurance service expense	7,164	5,282
Dispositions (Note 3)	(3,070)
Acquisitions (Note 3)		0
Insurance contract assets, ending balance	2,700	(24)
Insurance contract liabilities, ending balance	1,195	1,803
Net balances, end of year	(1,505)	1,827
Liability for incurred claims | non-PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, beginning balance	752	558
Insurance contract liabilities, beginning balance	40	37
Net balances, beginning of year	712	521
Insurance service expenses:
Reinsurance contract held net income (expense) excluding changes in risk of non-performance by the reinsurer	1,300	1,407
Changes in the risk of non-performance by the reinsurer	(24)	(38)
Reinsurance contract held net income (expense)	1,276	1,369
Insurance finance (income) expenses	8	9
Total changes recognized in income	1,284	1,378
Foreign currency translation	(82)	165
Total changes recognized in income and OCI	1,202	1,543
Cash flows:
Amounts recovered from reinsurers	(1,549)	(1,702)
Other	(30)	295
Total cash flows	(1,579)	(1,407)
Investment component excluded from insurance revenue and insurance service expense:
Expected/incurred claims	44	55
Total investment component excluded from insurance revenue and insurance service expense	44	55
Dispositions (Note 3)	(22)
Insurance contract assets, ending balance	383	752
Insurance contract liabilities, ending balance	26	40
Net balances, end of year	357	712
Liability for incurred claims | Estimates of PV of future cash flows | PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, beginning balance	0	0
Insurance contract liabilities, beginning balance	15,233	15,658
Net balances, beginning of year	15,233	15,658
Insurance service expenses:
Increase (decrease) through incurred claims and other incurred insurance service expenses, insurance contracts liability (asset)	11,806	9,931
Changes related to past service (changes in FCF related to liability for incurred claims)	309	267
Total insurance service expenses	12,115	10,198
Insurance service result	12,115	10,198
Insurance finance (income) expenses	994	(1,325)
Total changes recognized in income	13,109	8,873
Foreign currency translation	(161)	494
Total changes recognized in income and OCI	12,948	9,367
Cash flows:
Amounts paid to policyholders and other insurance service expenses paid	(14,078)	(12,136)
Insurance acquisition cash flows	0	0
Fees received from segregated funds	0	0
Other	27	(58)
Total cash flows	(14,051)	(12,194)
Investment component excluded from insurance revenue and insurance service expense:
Expected/incurred claims	2,279	2,062
Experience adjustment	0	0
Total investment component excluded from insurance revenue and insurance service expense	2,279	2,062
Dispositions (Note 3)	(561)
Acquisitions (Note 3)		340
Insurance contract assets, ending balance	0	0
Insurance contract liabilities, ending balance	15,848	15,233
Net balances, end of year	15,848	15,233
Liability for incurred claims | Estimates of PV of future cash flows | PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, beginning balance	450	444
Insurance contract liabilities, beginning balance	70	0
Net balances, beginning of year	380	444
Insurance service expenses:
Reinsurance contract held net income (expense) excluding changes in risk of non-performance by the reinsurer	580	701
Changes in the risk of non-performance by the reinsurer	0	0
Reinsurance contract held net income (expense)	580	701
Insurance finance (income) expenses	25	(18)
Total changes recognized in income	605	683
Foreign currency translation	(22)	(17)
Total changes recognized in income and OCI	583	666
Cash flows:
Amounts recovered from reinsurers	(562)	(753)
Other	(2)	0
Total cash flows	(564)	(753)
Investment component excluded from insurance revenue and insurance service expense:
Expected/incurred claims	25	23
Experience adjustment	0	0
Total investment component excluded from insurance revenue and insurance service expense	25	23
Dispositions (Note 3)	(105)
Insurance contract assets, ending balance	319	450
Insurance contract liabilities, ending balance	0	70
Net balances, end of year	319	380
Liability for incurred claims | Risk adjustment | PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, beginning balance	0	0
Insurance contract liabilities, beginning balance	836	891
Net balances, beginning of year	836	891
Insurance service expenses:
Increase (decrease) through incurred claims and other incurred insurance service expenses, insurance contracts liability (asset)	105	270
Changes related to past service (changes in FCF related to liability for incurred claims)	(163)	(221)
Total insurance service expenses	(58)	49
Insurance service result	(58)	49
Insurance finance (income) expenses	53	(103)
Total changes recognized in income	(5)	(54)
Foreign currency translation	(3)	(1)
Total changes recognized in income and OCI	(8)	(55)
Cash flows:
Amounts paid to policyholders and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Fees received from segregated funds	0	0
Other	0	0
Total cash flows	0	0
Investment component excluded from insurance revenue and insurance service expense:
Expected/incurred claims	0	0
Experience adjustment	0	0
Total investment component excluded from insurance revenue and insurance service expense	0	0
Dispositions (Note 3)	0
Acquisitions (Note 3)		0
Insurance contract assets, ending balance	0	0
Insurance contract liabilities, ending balance	828	836
Net balances, end of year	828	836
Liability for incurred claims | Risk adjustment | PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, beginning balance	1	10
Insurance contract liabilities, beginning balance	(8)	0
Net balances, beginning of year	9	10
Insurance service expenses:
Reinsurance contract held net income (expense) excluding changes in risk of non-performance by the reinsurer	7	0
Changes in the risk of non-performance by the reinsurer	0	0
Reinsurance contract held net income (expense)	7	0
Insurance finance (income) expenses	1	(1)
Total changes recognized in income	8	(1)
Foreign currency translation	0	0
Total changes recognized in income and OCI	8	(1)
Investment component excluded from insurance revenue and insurance service expense:
Expected/incurred claims	0	0
Experience adjustment	0	0
Total investment component excluded from insurance revenue and insurance service expense	0	0
Dispositions (Note 3)	0
Insurance contract assets, ending balance	17	1
Insurance contract liabilities, ending balance	0	(8)
Net balances, end of year	$ 17	$ 9